BBB Foods Inc. Separate Condensed Financial Information - Summary of Condensed Statements of Profit or Loss of BBB Foods Inc. (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Administrative expenses	$ (494,399)	$ (374,347)	$ (1,426,551)	$ (1,033,144)	$ (1,386,929)	$ (952,090)	$ (623,874)
Operating profit	352,569	210,546	1,050,245	565,770	793,863	520,269	394,053
Finance income	47,642	7,388	109,501	20,510	26,069	19,840	7,988
Finance costs	286,930	298,527	(924,055)	(1,007,868)	1,527,107	1,168,786	1,004,535
Exchange rate fluctuation	210,191	(145,667)	385,335	403,922	606,270	264,930	(122,368)
Financial costs - net	29,097	436,806	429,219	583,436	894,768	884,016	1,118,915
Profit (loss) before income tax	323,472	(226,260)	621,026	(17,666)	(100,905)	(363,747)	(724,862)
Income tax expense	(65,872)	(112,791)	(263,033)	(191,503)	(205,248)	(201,363)	(91,812)
Consolidated net profit (loss) for the period	$ 257,600	$ (339,051)	$ 357,993	$ (209,169)	(306,153)	(565,110)	(816,674)
BBB Foods Inc.
Disclosure of subsidiaries [line items]
Equity method in investments in subsidiaries					(245,727)	(211,515)	(149,294)
Administrative expenses					(433)	(144)	(4,681)
Operating profit					(246,160)	(211,659)	(153,975)
Finance income					262	697	144
Finance costs					(708,538)	(619,052)	(540,488)
Exchange rate fluctuation					638,806	264,902	(122,354)
Financial costs - net					(69,470)	(353,453)	(662,698)
Profit (loss) before income tax					(315,630)	(565,110)	(816,674)
Consolidated net profit (loss) for the period					$ (315,630)	$ (565,110)	$ (816,674)